Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Public Utility, Property, Plant and Equipment [Line Items]
Gross carrying amount						$ 112,000,000	$ 112,000,000
Intangible assets balance						3,000,000
Benefits and customers payments received on tax equity agreements						136,000,000
Percentage of recognized tax benefits						50.00%
Percentage of ownership of subsidiaries that are included on federal tax return						80.00%
Pacific Gas And Electric Company [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Utility's equity investment in PERF						100.00%
PGE Corporation And Utility [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Expected life of capitalized software, minimum						5
Expected life of capitalized software, maximum						15
Loss on debt extinguishment						186,000,000	204,000,000
Amortization on loss on debt extinguishment						18,000,000	23,000,000	25,000,000
Utility [Member]
Public Utility, Property, Plant and Equipment [Line Items]
AFUDC equity recorded						40,000,000	50,000,000	44,000,000
AFUDC interest recorded						87,000,000	110,000,000	95,000,000
Composite depreciation rate						3.67%	3.38%	3.43%
Capitalized software costs						714,000,000	580,000,000
Accumulated amortization expense						480,000,000	386,000,000
Capitalized software amortization expense	154,000,000	154,000,000	154,000,000	154,000,000	154,000,000	138,000,000	94,000,000	37,000,000
Amortization expense						3,000,000	4,000,000	4,000,000
2012					3,000,000
2013				3,000,000
2014			3,000,000
2015		3,000,000
2016	3,000,000
Nuclear decommissioning obligation accrued						1,200,000,000	1,200,000,000
Estimated nuclear decommissioning cost						2,300,000,000	2,300,000,000
Approximate estimated nuclear decommissioning cost in future dollars						4,400,000,000	4,400,000,000
PERF [Member]
Public Utility, Property, Plant and Equipment [Line Items]
PERF assets						485,000,000
PERF liabilities						423,000,000
Residential And Commercial Retail Solar Energy Installations [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Payments made under tax equity agreements						396,000,000
Lease Payments And Investment Contributions [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Payments made under tax equity agreements						359,000,000
Hydroelectric Facility Licenses And Other Agreements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life, minimum						19
Useful life, maximum						53
Accumulated amortization						$ 47,000,000	$ 44,000,000